Income taxes (Tables)	12 Months Ended
Mar. 31, 2014
Income Tax Disclosure Table

Income tax expense is comprised of the following:

	Years ended March 31,
	2012		2013		2014		2014
	(In millions)
Current income tax expense	Rs.	26,743.1	Rs.	35,848.5	Rs.	44,324.2	US$	738.7
Deferred income tax (benefit) expense*		(1,950.0)		(4,881.7)		(1,994.6)		(33.2)
Interest on income tax refund		(964.4)		(1,126.7)		(25.4)		(0.4)

Income tax expense**	Rs.	23,828.7	Rs.	29,840.1	Rs.	42,304.2	US$	705.1

*	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 805.1million, Rs. 747.7 million and Rs.495.6 million for fiscals March 31, 2012, March 31, 2013 and March 31, 2014, respectively.
**	Does not include the deferred tax effects of unrealized gains and losses on available for sale securities that are included in accumulated other comprehensive income of Rs. 782.3 million, Rs. 3,771.9 million and Rs. (6,310.3) million for fiscals March 31, 2012, March 31, 2013 and March 31, 2014, respectively.

Reconciliation Of Statutory Federal Tax Rate

The following is the reconciliation of estimated income taxes at the Indian statutory income tax rate to income tax expense as reported:

	Years ended March 31,
	2012		2013		2014		2014
	(In millions)
Net income before taxes	Rs.	73,836.7	Rs.	91,974.8	Rs.	121,750.4	US$	2,029.2
Effective statutory income tax rate		32.45%		32.45%		33.99%		33.99%
Expected income tax expense		23,956.3		29,841.2		41,383.0		689.7
Adjustments to reconcile expected income tax to actual tax expense
Interest on income tax refund		(651.5)		(761.1)		(16.8)		(0.3)
Permanent differences:
Stock-based compensation		1,268.6		1,471.0		1,867.9		31.1
Income exempt from taxes		(981.9)		(593.5)		(450.9)		(7.5)
Effect of change in statutory tax rate		136.7		0		(606.6)		(10.1)
Other, net		100.5		(117.5)		127.6		2.2

Income tax expense	Rs.	23,828.7	Rs.	29,840.1	Rs.	42,304.2	US$	705.1

Components of Deferred Tax Assets and Liabilities

The tax effects of significant temporary differences are as follows:

	As of March 31,
	2013		2014		2014
	(In millions)
Tax effect of:
Deductible temporary differences:
Allowance for loan losses	Rs.	9,576.1	Rs.	11,221.9	US$	187.0
Unrealized loss on securities available for sale		0		6,274.7		104.6
Investments, others		927.1		441.9		7.4
Derivatives		0		489.7		8.2
Employee benefits		2,135.8		2,048.5		34.1
Others		2,943.0		2,935.0		48.9

Deferred tax asset		15,582.0		23,411.7		390.2

Taxable temporary differences:
Property and equipment		749.4		783.6		13.1
Loan origination cost		1,276.2		1,577.2		26.3
Derivatives		232.8		0		0
Unrealized gain on securities available for sale		92.0		0		0
Intangible assets		574.1		78.5		1.3

Deferred tax liability		2,924.5		2,439.3		40.7

Net deferred tax (asset) liability	Rs.	(12,657.5)	Rs.	(20,972.4)	US$	(349.5)

Reconciliation Of Unrecognized Tax Benefits

The total unrecognized tax benefit as on March 31, 2013 and March 31, 2014 is Rs. 648.3 million and Rs.648.3 million, respectively. A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	Year ended March 31,
	2013		2014		2014
	(In millions)
Opening balance	Rs.	691.3	Rs.	648.3	US$	10.8
Increase/(decrease) related to prior year tax positions		(43.0)		0		0

Closing balance	Rs.	648.3	Rs.	648.3	US$	10.8